Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Transactions with Related Parties

3.	Transactions with Related Parties

The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter or $125 per vessel operating under a bareboat charter and a brokerage commission of 1.25% on freight, hire and demurrage per vessel, as per the management agreement between the Manager and the Company. The Manager has subcontracted the technical management of some of the vessels to an affiliated ship-management company, Brave Maritime Corp. Inc. (“Brave”). This company provides technical management to the Company’s vessels for a fixed annual fee per vessel which is paid by the Manager. For the years ended December 31, 2016, 2017 and 2018, total brokerage commissions of 1.25% amounted to $1,772,240, $1,912,505 and $2,037,917, respectively, and are included in “Voyage expenses – related party” in the consolidated statements of operations. For the years ended December 31, 2016, 2017 and 2018, the management fees were $7,346,180, $7,205,490 and $7,027,195, respectively and are included in “Management fees – related party” in the consolidated statements of operations. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve month period, an amount of $500 is charged for each additional day. For the years ended December 31, 2016, 2017 and 2018, the superintendent fees amounted to $172,000, $125,500 and $137,000, respectively, and are included in “Vessels’ operating expenses – related party” in the consolidated statements of operations.

Effective from 2018, the Manager provides crew management services to some of the Company’s vessels. These services have been subcontracted by the Manager to an affiliated ship-management company, Navis Maritime Services Inc. The Company pays to the Manager a fixed monthly fee of $2,500 per vessel. For the year ended December 31, 2018, the crew management fees amounted to $377,500, and are included in “Vessels’ operating expenses – related party” in the consolidated statements of operations.

The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. For the years ended December 31, 2016, 2017 and 2018 commission fees relating to vessels purchased of $421,639, $525,978 and $1,598,858, respectively, were incurred and capitalized to the cost of the vessels. For the years ended December 31, 2016, 2017 and 2018 the amounts of $13,711, $119,900 and $184,000 were recognized as commission expenses relating to the sale of vessels and are included in the consolidated statements of operations under the caption “Net (gain)/loss on sale of vessels”. For the year ended December 31, 2018, commission expenses relating to the sale of vessels of $212,650 are included in the consolidated statements of operations under the caption “Impairment loss”.

In addition to management services, the Company reimburses the Manager for compensation of its Chief Executive Officer, its Chief Financial Officer, its Internal Auditor, its Chief Technical Officer, its Finance Manager and its Deputy Chairman and Executive Director, which reimbursements were in the amounts of $1,114,130, $1,127,307 and $1,210,036, for the years ended December 31, 2016, 2017 and 2018, respectively, and are included in the consolidated statements of operations under the caption “General and administrative expenses”.

The current account balance with the Manager at December 31, 2017 and at December 31, 2018 was a liability of $14,209,624 and $7,930,642, respectively. The liability represents payments made by the Manager on behalf of the ship-owning companies.

The Company rents office space that is owned by an affiliated company of the Manager. Rental expense for the years ended December 31, 2016, 2017 and 2018 amounted to $72,907, $82,192 and $84,686, respectively, and is included in the consolidated statements of operations under the caption “General and administrative expenses”.

In April 2012, the Company entered into time charter agreements for two of the Company’s vessels with Emihar Petroleum Inc., a company affiliated with members of the Vafias family incorporated in the Marshall Islands. The above time charter agreements expired in August 2016 and June 2017. Revenue from the related party amounted to $7,592,784, $1,973,643 and nil for each of the years ended December 31, 2016, 2017 and 2018, respectively, and are included in the consolidated statements of operations under the caption “Revenues – related party”. In accordance with the time charter agreements for these vessels’ operating expenses, the Company paid to the Manager amounts of $2,969,843, $675,408 and nil for the years ended December 31, 2016, 2017 and 2018, respectively, which are included in the consolidated statements of operations under the caption “Vessels’ operating expenses – related party”.

On May 26, 2014, the Company entered into an agreement with Brave for the supervision of the construction of eight of its vessels for a fixed fee of Euro 390,000 per vessel. On January 25, 2016, the Company entered into a new supervision agreement with Brave for the supervision of the construction of four of its newbuilding vessels for a fixed fee of Euro 490,000 per vessel. For the years ended December 31, 2016, 2017 and 2018, the supervision fees amounted to $854,022, $535,864, and $1,790,789, respectively, and were capitalized to the cost of the respective vessels.